INCOME TAX	12 Months Ended
Apr. 30, 2026
Income Tax Disclosure [Abstract]
INCOME TAX

14.	INCOME TAX

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rates. The Company mainly operates in Hong Kong is subject to taxes in the jurisdictions in which it operates, as follows:

British Virgin Islands

The Company is incorporated in the British Virgin Islands and are not subject to taxation. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company and its Hong Kong subsidiary, are subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2,000,000 (approximately US$257,423) and 16.5% for any assessable profits in excess of HK$2,000,000 (approximately US$257,423).

The components of the income tax expense are as follows:

	2026	2025	2024
Current
BVI	$-	$-	$-
Hong Kong	$(51,788)	$109,968	$-
Deferred
BVI	$-	$-	$-
Hong Kong	$(35,269)	$-	$-
Provision for income taxes	$(87,057)	$109,968	$-

Income tax payable consist of the following as of April 30:

	2026	2025	2024
Income tax payable	$58,180	$109,968	$-
	$58,180	$109,968	$-

As of April 30, 2026, the Company had net operating loss carry-forwards for which deferred tax assets were recognized. As of April 30, 2025 and 2024, the Company did not have any net operating loss carry-forward.

The reconciliation of income tax rate to the effective income tax rate based on income before income tax for the years ended April 30, 2026, 2025 and 2024 are as follows:

	2026	2025	2024
Income (Loss) before tax	$120,665	$1,147,948	$(87,180)
Hong Kong Profits Tax rate	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	$19,910	$189,411	$(14,384)
Reconciling items:
Tax effect of income not taxable*	(32,284)	(23)	(205)
Tax effect of expenses not deductible#	286	1,473	14,589
Tax concession^	(74,969)	(59,739)	-
Effect of two-tier tax rate~	-	(21,154)	-
Income tax expense	$(87,057)	$109,968	$-

*	Income that is not taxable mainly consisted of the Equity in earnings of equity method investee, non-taxable capital gains, non-taxable investment income and income earned in non-taxable jurisdictions under applicable income tax laws.

#	Mainly represents the exchange difference which is capital in nature, operating expenses not for generating assessable profits in Hong Kong.

^	Enhanced deduction for R&D expenditure under DIPN No. 55 released by the Hong Kong Inland Revenue Department

~	The effect of the two-tiered profits tax rates regime was nil for the year ended April 30, 2026, as the lower-rate band had been fully utilized against assessable profits arising in the preceding period. Accordingly, no incremental tax benefit under the two-tiered regime was allocated to the current year.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of April 30, 2026, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended April 30, 2026, 2025 and 2024 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from April 30, 2026.

Deferred tax balances consist of the following as of April 30:

	2026	2025	2024
Deferred tax Assets:
Net Operating Loss Carry-Forward	$788	$-	$-
Lease liability	2,149	-	-
Allowance for expected credit losses	34,481	-	-
Total deferred tax assets	$37,418	$-	$-

Deferred tax liabilities
Right-of-use assets	$2,149	-	-
Total deferred tax liabilities	$2,149	-	-